EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share
	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	48,137	37,103	34,256

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2023	2022	2021
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,000	20,418	20,769